Document And Entity Information	Jul. 13, 2021
Document Information Line Items
Entity Registrant Name	GREENBOX POS
Trading Symbol	GBOX
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 19, 2021, GreenBox POS (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) to report the entrance into and closing of a Membership Interest Purchase Agreement (the “Purchase Agreement”) with Charge Savvy LLC, an Illinois limited liability company (“Charge Savvy”), and Charge Savvy’s three members (collectively, the “Sellers”). As a result of the Purchase Agreement, the Company purchased all of Charge Savvy’s issued and outstanding membership interests from the Sellers and Charge Savvy became a wholly owned subsidiary of the Company. Although the Purchase Agreement is dated July 9th, it was entered into and closed on July 13th. This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Initial Report to provide financial statements of Charge Savvy, and the pro forma financial statements of the Company required by Item 9.01 of Form 8-K. No other modifications to the Initial Report are being made by this Amendment. This Amendment should be read in connection with the Initial Report, which provides a more complete description of the Purchase Agreements and transactions contemplated thereby.
Entity Central Index Key	0001419275
Document Period End Date	Jul. 13, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34294
Entity Tax Identification Number	22-3962936
Entity Address, Address Line One	3131 Camino Del Rio North, Suite 1400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	(619)
Local Phone Number	631-8261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Security Exchange Name	NASDAQ